Other Non-Current Assets	12 Months Ended
Dec. 31, 2011
Other Non-Current Assets [Abstract]
Other Non-Current Assets	8. OTHER NON-CURRENT ASSETS

	December 31,
	2010	2011
	US$	US$
Prepaid customer acquisition costs to Beijing Feiliu (Note 17)	1,247	—
Housing loans to employees (Note 18)	420	374

Total	1,667	374